January 31, 2014

VIA EDGAR	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust (File No. 811-10509) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the Trust anticipated to be held on April 10, 2014 (the “Meeting”). The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders of the Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio, and Multimanager Multi-Sector Bond Portfolio (together, the “Portfolios”), each a series of the Trust, and the Proxy Statement relating to the Meeting. The Meeting is being held to request shareholder approval of (1) the conversion of each Portfolio to a fund-of-funds structure, and (2) a new management agreement on behalf of each Portfolio. Information about each of these proposals appears in the Proxy Statement.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
Gariel Nahoum, Esq.
AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.
K&L Gates LLP